Mortgage Banking Activities, Analysis of Changes in Fair Value MSRs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in MSRs measured at fair value
Fair value, beginning of year	$ 12,959
Changes in fair value:
Net changes in valuation model inputs or assumptions	(126)	$ 565	$ 214
Changes due to collection/realization of expected cash flows over time	(1,989)	(2,160)	(2,084)
Total changes in fair value	(2,115)	(1,595)	(1,870)
Fair value, end of year	13,625	12,959
Carried at fair value [Member]
Changes in MSRs measured at fair value
Fair value, beginning of year	12,959	12,415	12,738
Purchases	541	0	0
Servicing from securitizations or asset transfers	2,263	2,204	1,556
Sales and other (2)	(23)	(65)	(9)
Net additions	2,781	2,139	1,547
Changes in fair value:
Net changes in valuation model inputs or assumptions	(126)	565	214
Changes due to collection/realization of expected cash flows over time	(1,989)	(2,160)	(2,084)
Total changes in fair value	(2,115)	(1,595)	(1,870)
Fair value, end of year	13,625	12,959	12,415
Carried at fair value [Member] | Mortgage interest rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	(103)	543	247
Carried at fair value [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	96	106	(83)
Carried at fair value [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	13	0	0
Carried at fair value [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation model inputs or assumptions	$ (132)	$ (84)	$ 50